Note 3 - Investments in Available-for-sale Securities (Details) - Other-than-temporary Impairment Losses on Debt Securities - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investments in Available-for-sale Securities (Details) - Other-than-temporary Impairment Losses on Debt Securities [Line Items]
Total other-than-temporary impairment losses		$ 38,000	$ 57,000
Less: unrealized other-than-temporary losses recognized in other comprehensive income/loss (1)		(30,000)	(40,000)
Net impairment losses recognized in earnings (2)		8,000	17,000
Collateralized Mortgage Obligations [Member]
Note 3 - Investments in Available-for-sale Securities (Details) - Other-than-temporary Impairment Losses on Debt Securities [Line Items]
Total other-than-temporary impairment losses		38,000	57,000
Less: unrealized other-than-temporary losses recognized in other comprehensive income/loss (1)	[1]	(30,000)	(40,000)
Net impairment losses recognized in earnings (2)	[2]	$ 8,000	$ 17,000

[1]	Represents the noncredit component of the other-than-temporary impairment on the securities.
[2]	Represents the credit component of the other-than-temporary impairment on securities.